Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2021	Mar. 31, 2021
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		¥ 17,868,044	¥ 16,433,764
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities	[1]	143,070	107,077
Debt securities | Domestic Government Sponsored Enterprises Debt Securities [Member] | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		¥ 143,070	¥ 107,077

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥107,077 million at March 31, 2021, and ¥143,070 million at September 30, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.